Share listing expense and change in fair value of warrant liabilities	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Share listing expense and change in fair value of warrant liabilities
17. Share listing expense and change in fair value of warrant liabilities
As described in Note 3, the ARYA Merger led to a share listing expense. Immatics issued shares with a fair value of €243.1 million to ARYA shareholders, comprised of the fair value of Immatics shares, that were issued to ARYA shareholders of €13.53 per share. In exchange, Immatics received the identifiable net assets held by ARYA, which had a fair value upon closing of €90.3 million, comprising of cash and cash equivalents held in ARYA’s trust account partly offset by current liabilities by ARYA and financial liabilities in the amount of €34.4 million accounted for the 7,187,500 ARYA Warrants considering a fair value of the warrants of €4.82 per warrant (price of ARYA Warrants at Closing of the ARYA Merger). The excess of the fair value of the equity instruments issued over the fair value of the identified net assets contributed, represents a non-cash
expense in accordance with IFRS 2. This
one-time
expense as a result of the ARYA Merger, in the amount of €152.8 million, is recognized as Share listing expense presented as part of the Financial result within the Consolidated Statement of Loss. Details of the calculation of the Share listing expense are as follows:
(Euros in thousands, except share and per share data)

Description	Amount (Restated)	Number of shares/warrants
(a) ARYA Ordinary Shares	—	17,968,750
(b) Closing price of ARYA Ordinary Shares on Nasdaq as of July 1, 2020	€13.53	—
(c) Fair value of TopCo Shares issued to ARYA shareholders (a * b)	€243,071	—
(d) Outstanding ARYA Warrants	—	7,187,500
(e) Closing price of ARYA Warrants on Nasdaq as of July 1, 2020	€4.82	—
(f) Fair value of outstanding ARYA Warrants (d * e)	€34,644	—
(g) Cash and cash equivalents held in ARYA’s trust account	€128,849
(h) Current liabilities by ARYA	€3,921
ARYA’s identifiable net assets (g-f-h)	€90,284	—
IFRS 2 Expense on the closing date	€152,787	—
Upon closing of the ARYA Merger, ARYA Warrants were converted into Immatics Warrants. The financial liability for the Immatics Warrants is accounted for at fair value through profit and loss. The fair value of warrants decreased from €4.82 per warrant as of July 1, 2020 to €2.35 per warrant as of December 31, 2020. The result is a decrease in fair value of warrant liabilities of €17.8 million for the year ended December 31, 2020.